Concentration of Risks - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Customer	Dec. 31, 2014 USD ($) Customer	Dec. 31, 2013 Customer	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Concentration Risk [Line Items]
Appreciation (depreciation) of RMB against US$	(6.10%)	(0.40%)	3.00%
Customer Concentration Risk
Concentration Risk [Line Items]
Number of customers who contributed more than 2% of Company's revenue	0	0	0
Cabinet and Bandwidth Supply | Supplier Concentration Risk
Concentration Risk [Line Items]
Concentration of risk, percentage	15.00%	21.00%	23.00%
Bandwidth and Cabinet Resources | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration of risk, percentage	6.00%	7.00%	16.00%
Bandwidth and Cabinet Resources | Customer Concentration Risk | Largest single customer | Maximum
Concentration Risk [Line Items]
Concentration of risk, percentage	6.00%	6.00%	6.00%
PRC | Credit Concentration Risk
Concentration Risk [Line Items]
Cash and cash equivalents, restricted cash and short-term investments, held at major institutions	$ 149,661			¥ 969,476	¥ 1,557,334
Outside the PRC | Credit Concentration Risk
Concentration Risk [Line Items]
Cash and cash equivalents, restricted cash and short-term investments, held at major institutions	$ 176,637	$ 45,352		¥ 1,144,220